Annual Total Returns- Federated Hermes Municipal Obligations Fund (Wealth Shares) [BarChart] - Wealth Shares - Federated Hermes Municipal Obligations Fund - WS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.18%	0.12%	0.03%	0.01%	0.06%	0.41%	0.83%	1.34%	1.42%	0.60%